FORWARD FUNDS

Forward Long/Short Credit Analysis Fund

Supplement dated February 17, 2011

to the

Forward Funds Investor Class and Institutional Class Shares Prospectus; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus; Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Long/Short Credit Analysis Fund; Summary Prospectus for Class A Shares, Class C Shares and Class M Shares of the Forward Long/Short Credit Analysis Fund (collectively, the “Prospectuses”); and Forward Funds Statement of Additional Information (the “SAI”)

each dated May 1, 2010, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

The following information applies to the Forward Long/Short Credit Analysis Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) on December 14-15, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved a change of name of the Fund to the “Forward Credit Analysis Long/Short Fund.”

Accordingly, effective May 1, 2011, all references to the Fund’s name in the Prospectuses and SAI shall be changed to the “Forward Credit Analysis Long/Short Fund.”

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP LSCA 02172011

FORWARD FUNDS

Forward Strategic Realty Fund

Supplement dated February 17, 2011

to the

Forward Funds Investor Class and Institutional Class Shares Prospectus; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus; Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Strategic Realty Fund; Summary Prospectus for Class A Shares, Class B Shares and Class C Shares of the Forward Strategic Realty Fund (collectively, the “Prospectuses”); and Forward Funds Statement of Additional Information (the “SAI”)

each dated May 1, 2010, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

The following information applies to the Forward Strategic Realty Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) on December 14-15, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved a change of name of the Fund to the “Forward Real Estate Long/Short Fund.”

Accordingly, effective May 1, 2011, all references to the Fund’s name in the Prospectuses and SAI shall be changed to the “Forward Real Estate Long/Short Fund.”

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SR 02172011